Financial debt - Derivatives (Details) € / shares in Units, € in Thousands		12 Months Ended
	Nov. 28, 2022 EUR (€) D € / shares shares	Dec. 31, 2022 € / shares shares	Jul. 01, 2022 shares
BSA 2022
Disclosure of detailed information about borrowings [line items]
Number of bonus shares granted		2,266,023
Number of shares per BSA | shares		1
Subscription premium price per share (€)		€ 0.01
Exercise price (in euros)		€ 4.02
Number of BSA outstanding | shares	2,266,023	2,266,023
Stock price (€)	4.13	4.75
Maturity (years)	12 years	11 years 10 months 24 days
Volatility	68.00%	68.00%
Cap of the put option (m€)	25.0	25.0
Fair Value (k€)	€ 9,469	€ 9,876
Unit fair value (€)	0.0418	0.0436
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Percentage of Company's share capital outstanding, issued as warrants	5.40%
Exercise price of warrant	€ 4.0152
Exercise price of warrants as a percentage of volume-weighted average price of the Company's shares	95.00%
Number of shares per BSA | shares			1
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Number of warrants issued | shares	2,266,023
Percentage of Company's share capital outstanding, issued as warrants	5.40%
Exercise price of warrant	€ 4.0152
Maximum potential gross proceeds from exercise of warrants | €	€ 9,100
Transactions costs | €	€ 56
Threshold trading days of warrants | D	90